Cover	Mar. 20, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2024
Entity File Number	001-40069
Entity Registrant Name	AmpliTech Group, Inc.
Entity Central Index Key	0001518461
Entity Tax Identification Number	27-4566352
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	155 Plant Avenue
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	(631)
Local Phone Number	521-7831
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMPG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	AMPGW
Security Exchange Name	NASDAQ